Provisions - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions	€ 27.8	€ 36.5
Provision used, other provisions	10.2
Restructuring
Disclosure of other provisions [line items]
Other provisions	€ 4.6	12.7
Estimated completion of activities	12 months
Provision used, other provisions	€ 9.0
Other
Disclosure of other provisions [line items]
Other provisions	15.8	16.2
Provision used, other provisions	1.2
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	7.4	€ 7.6
Provision used, other provisions	€ 0.0